Schedule of Investments (unaudited)
January 31, 2025
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	341,986	$ 158,322,419
Automobiles — 1.0%
Ford Motor Co.	19,740,909	198,988,363
Banks — 15.8%
Citizens Financial Group, Inc.	8,619,765	410,042,221
Comerica, Inc.	2,948,627	198,501,570
Fifth Third Bancorp	6,116,316	271,013,962
First Horizon Corp.	11,801,172	258,327,655
FNB Corp.	7,774,989	121,989,577
Huntington Bancshares, Inc.	18,588,723	319,726,036
KeyCorp	20,231,643	363,764,941
Regions Financial Corp.	13,924,625	343,102,760
Truist Financial Corp.	8,239,078	392,344,894
U.S. Bancorp	5,704,705	272,570,805
United Bankshares, Inc.	2,987,622	115,023,447
Valley National Bancorp	9,709,778	99,816,518
		3,166,224,386
Beverages — 0.9%
Coca-Cola Co. (The)	2,691,997	170,887,970
Biotechnology — 1.4%
Gilead Sciences, Inc.	2,946,143	286,365,100
Broadline Retail — 0.2%
Kohl’s Corp.	2,333,245	30,822,166
Capital Markets — 4.4%
Federated Hermes, Inc., Class B	1,824,338	72,553,922
Franklin Resources, Inc.	6,084,953	135,329,355
Invesco Ltd.	9,705,111	186,629,285
Janus Henderson Group PLC	2,799,226	125,769,224
Lazard, Inc.	2,346,994	127,606,064
T Rowe Price Group, Inc.	2,018,670	236,022,896
		883,910,746
Chemicals — 2.3%
Chemours Co. (The)	3,107,787	59,016,875
FMC Corp.	2,721,757	151,819,605
Huntsman Corp.	3,428,497	57,701,605
LyondellBasell Industries NV, Class A	2,578,597	195,199,793
		463,737,878
Consumer Finance — 0.7%
OneMain Holdings, Inc.	2,544,238	141,306,978
Consumer Staples Distribution & Retail — 0.5%
Walgreens Boots Alliance, Inc.	10,702,429	110,020,970
Containers & Packaging — 4.3%
International Paper Co.	7,429,950	413,328,118
Packaging Corp. of America	840,112	178,658,218
Smurfit WestRock PLC(a)	3,060,029	162,456,940
Sonoco Products Co.	2,061,949	98,231,250
		852,674,526
Distributors — 0.5%
Genuine Parts Co.	918,113	106,730,636
Diversified Consumer Services — 0.8%
H&R Block, Inc.	2,731,922	151,102,606
Diversified Telecommunication Services — 3.9%
AT&T Inc.	19,197,357	455,553,282
Verizon Communications, Inc.	8,154,818	321,218,281
		776,771,563
Security	Shares	Value
Electric Utilities — 16.2%
Alliant Energy Corp.	4,156,119	$ 244,712,287
American Electric Power Co., Inc.	2,584,987	254,259,321
Edison International	3,451,826	186,398,604
Entergy Corp.	4,467,595	362,232,603
Eversource Energy	4,125,953	237,984,969
Exelon Corp.	5,735,278	229,411,120
FirstEnergy Corp.	5,926,465	235,873,307
IDACORP, Inc.	1,084,669	119,248,510
NextEra Energy, Inc.	3,266,738	233,767,771
NRG Energy, Inc.	2,857,953	292,768,705
OGE Energy Corp.	4,267,659	180,223,240
Pinnacle West Capital Corp.	2,461,252	214,030,474
PPL Corp.	7,334,438	246,437,117
Xcel Energy, Inc.	3,039,271	204,239,011
		3,241,587,039
Financial Services — 0.4%
Western Union Co. (The)	7,583,295	78,259,604
Food Products — 2.0%
Conagra Brands, Inc.	9,104,462	235,714,521
General Mills, Inc.	2,850,159	171,408,562
		407,123,083
Gas Utilities — 1.6%
New Jersey Resources Corp.	2,124,272	101,858,842
Southwest Gas Holdings, Inc.	1,146,669	85,633,241
UGI Corp.	4,456,397	136,945,080
		324,437,163
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	385,729	111,359,962
Wendy’s Co. (The)	3,583,273	53,139,939
		164,499,901
Household Durables — 2.0%
Garmin Ltd.	866,283	186,987,186
Newell Brands, Inc.	8,570,998	85,367,140
Whirlpool Corp.	1,178,450	123,749,034
		396,103,360
Household Products — 1.1%
Kimberly-Clark Corp.	1,693,870	220,152,284
Insurance — 7.3%
Cincinnati Financial Corp.	1,268,055	173,786,938
Fidelity National Financial, Inc., Class A	3,682,016	214,182,871
MetLife, Inc.	2,171,255	187,835,270
Old Republic International Corp.	5,451,620	199,420,260
Principal Financial Group, Inc.	2,130,609	175,668,712
Prudential Financial, Inc.	2,233,840	269,758,518
Unum Group	3,021,909	230,420,561
		1,451,073,130
IT Services — 1.2%
International Business Machines Corp.	950,602	243,068,931
Media — 1.7%
Interpublic Group of Cos., Inc. (The)	6,379,359	182,896,223
Omnicom Group, Inc.	1,807,794	156,898,441
		339,794,664
Metals & Mining — 1.1%
Newmont Corp.	4,984,875	212,953,860
Multi-Utilities — 10.8%
Avista Corp.	1,663,183	60,905,761
Black Hills Corp.	1,460,664	85,784,797
CenterPoint Energy, Inc.	5,197,626	169,286,679

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	3,140,043	$ 207,242,838
Dominion Energy, Inc.	5,993,854	333,198,344
DTE Energy Co.	1,742,777	208,924,107
NiSource, Inc.	7,880,850	293,955,705
Northwestern Energy Group, Inc.	1,338,318	72,148,723
Public Service Enterprise Group, Inc.	3,190,231	266,511,898
Sempra	2,378,158	197,220,643
WEC Energy Group, Inc.	2,758,495	273,808,213
		2,168,987,708
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	1,377,739	205,544,882
Exxon Mobil Corp.	1,747,969	186,735,528
ONEOK, Inc.	3,681,731	357,753,801
Valero Energy Corp.	1,096,760	145,869,080
		895,903,291
Pharmaceuticals — 1.9%
Merck & Co., Inc.	936,656	92,560,346
Pfizer, Inc.	11,197,113	296,947,437
		389,507,783
Specialty Retail — 1.3%
Best Buy Co., Inc.	3,117,180	267,641,075
Technology Hardware, Storage & Peripherals — 1.9%
HP, Inc.	6,685,247	217,270,528
Seagate Technology Holdings PLC	1,738,348	167,507,213
		384,777,741
Tobacco — 5.2%
Altria Group, Inc.	11,847,466	618,793,149
Philip Morris International, Inc.	3,193,151	415,748,260
		1,034,541,409
Security	Shares	Value
Trading Companies & Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	978,994	$ 78,720,908
Watsco, Inc.	322,939	154,555,376
		233,276,284
Total Long-Term Investments — 99.7% (Cost: $17,872,166,019)		19,951,554,617
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(b)(c)(d)	38,679,912	38,699,252
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(b)(c)	29,821,828	29,821,828
Total Short-Term Securities — 0.4% (Cost: $68,521,080)		68,521,080
Total Investments — 100.1% (Cost: $17,940,687,099)		20,020,075,697
Liabilities in Excess of Other Assets — (0.1)%		(13,618,501)
Net Assets — 100.0%		$ 20,006,457,196

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 38,697,171 (a)	$ —	$ 2,081	$ —	$ 38,699,252	38,679,912	$ 20,326 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	64,708,693	—	(34,886,865)(a)	—	—	29,821,828	29,821,828	1,798,772	—
				$ 2,081	$ —	$ 68,521,080		$ 1,819,098	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	82	03/21/25	$ 7,564	$ 121,392
E-Mini Financials Select Sector Index	171	03/21/25	27,249	1,334,760
E-Mini Utilities Select Sector Index	239	03/21/25	18,859	301,819
				$ 1,757,971
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 19,951,554,617	$ —	$ —	$ 19,951,554,617
Short-Term Securities
Money Market Funds	68,521,080	—	—	68,521,080
	$ 20,020,075,697	$ —	$ —	$ 20,020,075,697
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,757,971	$ —	$ —	$ 1,757,971

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.